Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2019
Registrant Name	DREYFUS AMT-FREE MUNICIPAL CASH MANAGEMENT PLUS
Central Index Key	0000867955
Amendment Flag	false
Document Creation Date	May 30, 2019
Document Effective Date	May 31, 2019
Prospectus Date	May 31, 2019
Participant Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Participant Shares
Prospectus:
Trading Symbol	DPGXX
Participant Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Participant Shares
Prospectus:
Trading Symbol	DGPXX
Participant Shares Prospectus | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Participant Shares
Prospectus:
Trading Symbol	DTPXX
Participant Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Participant Shares
Prospectus:
Trading Symbol	DPRXX
Participant Shares Prospectus | DREYFUS AMT-FREE MUNICIPAL CASH MANAGEMENT PLUS | Participant Shares
Prospectus:
Trading Symbol	DMUXX
Participant Shares Prospectus | DREYFUS AMT-Free NEW YORK MUNICIPAL CASH MANAGEMENT | Participant Shares
Prospectus:
Trading Symbol	DMDXX